Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Under ASC 606
Disaggregation of revenue
For the year ended December 31, 2018
Time and bareboat charters (operating leases)	$213,427
Voyage charters (accounted for under ASC 606)	65,827
Total	$279,254

Balance Sheet Location
Impact of the adoption of ASU 2014-09
	As at December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Assets Current Assets
Trade accounts receivable	$16,126	$17,526	$(1,400)
Prepayments and other assets	8,532	8,135	397
Liabilities
Current liabilities	115,159	115,194	35

Income Statement Location
Impact of the adoption of ASU 2014-09
	For the year ended December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Total revenues	$279,254	$280,654	$(1,400)
Voyage expenses	46,315	46,747	432
Partnership’s net (loss) / income	(104)	864	(968)
Net loss per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	(0.60)	(0.55)	(0.05)